Average Annual Total Returns - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2010 Fund	Sep. 28, 2024
Fidelity Advisor Managed Retirement 2010 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	2.02%
Past 5 years	2.54%
Past 10 years	3.11%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.07%
Past 5 years	1.30%
Past 10 years	1.70%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.26%
Past 5 years	1.62%
Past 10 years	2.07%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	8.52%
Past 5 years	4.03%
Past 10 years	3.98%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXZNG
Average Annual Return:
Past 1 year	8.90%
Past 5 years	4.35%
Past 10 years	4.39%